PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.4%
Common Stocks 93.5%
Australia 8.2%
APA Group	54,235	$403,478
Atlas Arteria Ltd.	232,985	1,119,222
Spark Infrastructure Group	445,307	746,253
Sydney Airport*	110,170	478,416
Transurban Group	79,261	798,178
		3,545,547
Brazil 1.0%
Hidrovias do Brasil SA*	353,398	434,045
Canada 4.1%
Canadian National Railway Co.	4,243	429,758
Enbridge, Inc.	23,707	796,444
TC Energy Corp.	13,052	559,437
		1,785,639
China 1.4%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	272,930	403,854
Jiangsu Expressway Co. Ltd. (Class H Stock)	189,351	219,865
		623,719
Denmark 2.0%
Orsted A/S, 144A	4,439	845,416
France 6.9%
Eiffage SA*	11,520	1,045,844
Engie SA*	41,720	648,217
Getlink SE*	28,454	438,334
Vinci SA	8,941	830,431
		2,962,826
Germany 4.8%
RWE AG	48,272	2,077,487
Italy 4.4%
Atlantia SpA*	16,066	255,304
Enel SpA	167,279	1,657,199
		1,912,503

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 1.3%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	53,651	$539,468
Spain 9.3%
Aena SME SA, 144A*	3,645	562,085
Cellnex Telecom SA, 144A	26,064	1,527,564
Ferrovial SA	17,122	410,076
Iberdrola SA	109,436	1,481,358
Iberdrola SA*	1,563	21,157
		4,002,240
United States 50.1%
Alliant Energy Corp.	11,918	579,811
Ameren Corp.	10,338	751,779
American Tower Corp., REIT	1,808	411,067
American Water Works Co., Inc.	2,893	460,045
Cheniere Energy, Inc.*	16,480	1,043,678
Crown Castle International Corp., REIT	2,575	410,095
Dominion Energy, Inc.	14,112	1,028,624
Duke Energy Corp.	6,562	616,828
Edison International	14,129	821,743
Equinix, Inc., REIT	1,581	1,169,877
Equitrans Midstream Corp.	71,329	474,338
Essential Utilities, Inc.	14,209	657,877
Eversource Energy	9,845	861,437
FirstEnergy Corp.	14,607	449,311
Kansas City Southern	3,203	649,152
NextEra Energy Partners LP	8,237	671,315
NextEra Energy, Inc.	32,791	2,651,808
Norfolk Southern Corp.	6,790	1,606,650
PG&E Corp.*	34,066	389,374
SBA Communications Corp., REIT	2,567	689,676
Sempra Energy	6,298	779,440
Targa Resources Corp.	25,972	710,854
Union Pacific Corp.	9,191	1,814,947
Waste Connections, Inc.	9,827	968,058
Williams Cos., Inc. (The)	44,640	947,707
		21,615,491

Total Common Stocks (cost $31,512,661)		40,344,381

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 3.9%
Canada 2.4%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	15,163	$1,034,572
United States 1.5%
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23	12,068	642,259

Total Preferred Stocks (cost $1,351,829)		1,676,831

Total Long-Term Investments (cost $32,864,490)		42,021,212
Short-Term Investment 3.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,441,377)(wb)	1,441,377	1,441,377

TOTAL INVESTMENTS 100.7% (cost $34,305,867)		43,462,589
Liabilities in excess of other assets (0.7)%		(304,222)

Net Assets 100.0%		$43,158,367

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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